Note 41 - Management Report - Risk and Capital Performance - Own Funds Template, incl. RWA and capital ratios (Detail) - CCR/CRD 4 [Member]		12 Months Ended
		Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Common Equity Tier 1 (CET 1) capital: instruments and reserves [Abstract]
Capital instruments and the related share premium accounts and other reserves		€ 44,130,000,000	€ 44,908,000,000
Retained earnings		19,978,000,000	16,509,000,000
Accumulated other comprehensive income (loss), net of tax		(1,229,000,000)	(1,760,000,000)
Independently reviewed interim profits net of any foreseeable charge or dividend	[1]	801,000,000	3,493,000,000
Other		1,020,000,000	973,000,000
Common Equity Tier 1 (CET 1) capital before regulatory adjustments		64,700,000,000	64,124,000,000
Common Equity Tier 1 (CET 1) capital: regulatory adjustments [Abstract]
Additional value adjustments (negative amount)		(1,680,000,000)	(1,727,000,000)
Other prudential filters (other than additional value adjustments)		95,000,000	(126,000,000)
Goodwill and other intangible assets (net of related tax liabilities) (negative amount)		(5,277,000,000)	(5,014,000,000)
Deferred tax assets that rely on future profitability excluding those arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (negative amount)		(3,463,000,000)	(4,207,000,000)
Negative amounts resulting from the calculation of expected loss amounts		(3,037,000,000)	(2,386,000,000)
Defined benefit pension fund assets (negative amount)		(1,173,000,000)	(920,000,000)
Direct, indirect and synthetic holdings by an institution of own CET 1 instruments (negative amount)		0	0
Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities (amount above the 10% / 15 % thresholds and net of eligible short positions) (negative amount)		0	0
Deferred tax assets arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (amount above the 10% / 15 % thresholds) (negative amount)		0	0
Regulatory adjustments relating to unrealized gains and losses pursuant to Art. 467 and 468 CRR		1,012,000,000	0
Other regulatory adjustments		(1,721,000,000)	(1,679,000,000)	[2]
Total regulatory adjustments to Common Equity Tier 1 (CET 1) capital		(15,244,000,000)	(16,058,000,000)
Common Equity Tier 1 (CET 1) capital		49,457,000,000	48,066,000,000
Additional Tier 1 (AT1) capital: instruments [Abstract]
Capital instruments and the related share premium accounts		11,508,000,000	8,578,000,000
Amount of qualifying items referred to in Art. 484 (4) CRR and the related share premium accounts subject to phase out from AT1		0	0
Additional Tier 1 (AT1) capital before regulatory adjustments		11,508,000,000	8,578,000,000
Additional Tier 1 (AT1) capital: regulatory adjustments [Abstract]
Direct, indirect and synthetic holdings by an institution of own AT1 instruments (negative amount)		(130,000,000)	(250,000,000)
Other regulatory adjustments		0	0
Total regulatory adjustments to Additional Tier 1 (AT1) capital		(130,000,000)	(250,000,000)
Additional Tier 1 (AT1) capital		11,378,000,000	8,328,000,000
Tier 1 capital (T1 = CET 1 + AT1)		60,835,000,000	56,395,000,000
Tier 2 (T2) capital		7,676,000,000	8,610,000,000
Total Capital		68,511,000,000	65,005,000,000
Total risk-weighted assets		€ 357,427,000,000	€ 349,742,000,000
Capital ratios [Abstract]
Common Equity Tier 1 capital ratio (as a percentage of risk-weighted assets)		13.8	13.7
Tier 1 capital ratio (as a percentage of risk-weighted assets)		17.0	16.1
Total capital ratio (as a percentage of risk-weighted assets)		19.2	18.6

[1]	Full year profit is recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4); current year profits of € 3.4 billion reduced by deductions for AT1 coupons of € 475 million and deductions for announced distribution to shareholders in relation to FY 2024 of € 2.1 billion , which includes an intended dividend of € 1.3 billion ( 68 Cents per share) and the ECB approved share buyback of € 750 million
[2]	Includes capital deductions of € 1.4 billion (December 2023: € 1.4 billion ) based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme, € 0.3 billion (December 2023: € 0.3 billion ) based on ECB's supervisory recommendation for a prudential provisioning of non-performing exposures